SEGMENT REPORTING - Disclosure of non-current assets, excluding deferred tax assets and financial assets, by geographic regions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets and financial assets	$ 111,932	$ 69,418
Israel
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets and financial assets	97,209	60,459
USA
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets and financial assets	13,696	6,863
Rest of the world
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets and financial assets	$ 1,027	$ 2,096